BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 4,287,447	$ 3,591,109
Accounts receivable, net of allowances of $25,772 and $92,646, respectively	93,211	110,258
Prepaid expenses	313,648	210,673
Inventory prepayment	323,520	197,750
Inventory	533,239	94,701
Due from Tekcapital and Affiliates	6,256
Other current assets	59,447	36,240
Total Current Assets	5,616,768	4,240,731
Non-Current Assets
Patent costs, net	286,429	137,557
Capitalized software costs	110,073	110,073
Property and equipment, net	132,848	119,744
Other non-current assets	72,644	81,779
TOTAL ASSETS	6,218,762	4,689,884
Current Liabilities
Accounts payable and accrued expenses	581,986	275,660
Deferred revenue	42,500	30,000
Due to Tekcapital and Affiliates		232,989
Related party convertible debt		61,356
Total Current Liabilities	624,486	600,005
Non-Current Liabilities
Deferred revenue	35,450	65,450
TOTAL LIABILITIES	659,936	665,455
Commitments and contingencies (Note 7)
Stockholders’ Equity
Common stock (par value $0.00001, 50,000,000 shares authorized, and 12,917,239 and 7,307,157 shares issued and outstanding as of December 31, 2023 and 2022, respectively)	129	73
Additional paid-in capital	22,528,112	14,330,343
Accumulated deficit	(16,969,415)	(10,305,987)
TOTAL STOCKHOLDERS’ EQUITY	5,558,826	4,024,429
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,218,762	$ 4,689,884